Form N-1A Cover	May 18, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Simplify Exchange Traded Funds
Entity Central Index Key	0001810747
Entity Investment Company Type	N-1A
Document Period End Date	May 18, 2026
Prospectus Date	May 18, 2026